UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Portfolio Advisory Services, LLC
Address: 725 South Figueroa Street
         Suite 2328
         Los Angeles, CA  90017

13F File Number:  28-6586

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth A. Culley
Title:    Compliance Officer
Phone:    213-688-9671
Signature, Place, and Date of Signing:

    Kenneth A. Culley    Los Angeles, CA    July 22, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   85

Form 13F Information Table Value Total:   $146,167



List of Other Included Managers:

 No.  13F File Number     Name

                                                             VALUE    SHARES/
SH/ PUT/ INVSTMT   OTHER    -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT
PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D ASM Lithography Holding NV     COM              N07059111     1045    17600
SH       Sole                  16700               900
D Adaptec, Inc.                  COM              00651F108     1847    52300
SH       Sole                  49800              2500
D Adobe Systems, Inc.            COM              00724F101     2005    24400
SH       Sole                  23400              1000
D American Eagle Outfitters Inc. COM              02553E106     2202    48400
SH       Sole                  46600              1800
D Apache Corp.                   COM              037411105     2266    58100
SH       Sole                  55600              2500
D Applied Materials, Inc.        COM              038222105     2475    33500
SH       Sole                  32100              1400
D Applied Micro Circuits Corp.   COM              03822W109     1386    16850
SH       Sole                  16150               700
D Atmel Corp.                    COM              049513104     1482    56600
SH       Sole                  53500              3100
D BMC Software, Inc.             COM              055921100     2257    41800
SH       Sole                  40200              1600
D Baker Hughes Inc.              COM              057224107     1883    56200
SH       Sole                  56200
D Bankamerica Corp.              COM              060505104     1598    21800
SH       Sole                  20700              1100
D Barrick Gold Corp.             COM              067901108     2492   128600
SH       Sole                 123000              5600
D Best Buy, Inc.                 COM              086516101     1633    24200
SH       Sole                  23000              1200
D Broadcom Corp.                 COM              111320107     2125    14700
SH       Sole                  14100               600
D Business Objects S A           COM              12328X107     1420    38900
SH       Sole                  37300              1600
D C Cube Microsystems            COM              125015107     1607    50700
SH       Sole                  48200              2500
D CDW Computer Centers, Inc.     COM              125129106     1483    33700
SH       Sole                  32600              1100
D Circuit City                   COM              172737108     2316    24900
SH       Sole                  23900              1000
D Citrix Systems Inc.            COM              177376100     2514    44500
SH       Sole                  42600              1900
D Clarify Inc.                   COM              180492100     1213    29400
SH       Sole                  28000              1400
D Compuware                      COM              205638109     2011    63200
SH       Sole                  60500              2700
D Comverse Technology            COM              205862402     2054    27200
SH       Sole                  26100              1100
D Conexant Systems Inc.          COM              207142100     2177    37500
SH       Sole                  35900              1600
D Cree Research Inc.             COM              225447101     2154    28000
SH       Sole                  26700              1300
D Cymer Inc.                     COM              232572107     1057    42300
SH       Sole                  40200              2100
D Dollar Tree Stores             COM              256747106     1232    28000
SH       Sole                  26800              1200
D Echo Star Communications       COM              278762109     1718    11200
SH       Sole                  10700               500
D Electronics For Imaging        COM              286082102     2034    39600
SH       Sole                  37900              1700
D Ensco International Inc.       COM              26874Q100     2050   102800
SH       Sole                 102800
D Exodus Communications          COM              302088109     1799    15000
SH       Sole                  14300               700
D Freeport McMoran Copper Gold   COM              35671D857     1055    58800
SH       Sole                  55900              2900
D Galileo Technology Ltd         COM              M47298100     1287    28400
SH       Sole                  27000              1400
D Genesys Telecommunications Lab COM              371931106     1610    64400
SH       Sole                  61700              2700
D Global Industries LTD          COM              379336100     1095    85500
SH       Sole                  81500              4000
D Global Marine                  COM              379352404     1971   127700
SH       Sole                 122300              5400
D Global TeleSystems Grp.        COM              37936U104     1474    18200
SH       Sole                  17300               900
D Hewlett Packard Co.            COM              428236103     1608    16000
SH       Sole                  15200               800
D IDEC Pharmaceuticals           COM              449370105     1387    18000
SH       Sole                  17100               900
D ITC DeltaCom Inc.              COM              45031T104     1036    37000
SH       Sole                  35200              1800
D KLA Instruments                COM              482480100     1862    28700
SH       Sole                  27500              1200
D Korea Electric Power Corp.     COM              500631106     1086    53000
SH       Sole                  50400              2600
D Lam Research Corp.             COM              512807108     1625    34800
SH       Sole                  33100              1700
D Laser Vision Centers           COM              51807H100     1260    20000
SH       Sole                  19000              1000
D Lucent Technologies            COM              549463107     2030    30100
SH       Sole                  28900              1200
D Lyondell Chemical Company      COM              552078107     1031    50000
SH       Sole                  47600              2400
D MMC Networks Inc.              COM              55308N102     2685    60000
SH       Sole                  57600              2400
D Mandalay Resort Group          COM              562567107     1781    84300
SH       Sole                  80900              3400
D Marine Drilling Companies      COM              568240204     1195    87300
SH       Sole                  83700              3600
D MedImmune Inc.                 COM              584699102     1707    25200
SH       Sole                  24100              1100
D MedQuist Inc                   COM              584949101     2179    49800
SH       Sole                  47800              2000
D Mercury Interactive Corp.      COM              589405109     1585    44800
SH       Sole                  42600              2200
D Metris Companies               COM              591598107     1121    27500
SH       Sole                  26200              1300
D Microchip Tech                 COM              595017104     1554    32800
SH       Sole                  31200              1600
D Motorola                       COM              620076109     2198    23200
SH       Sole                  22300               900
D Nabors Industries Inc          COM              629568106     1698    69500
SH       Sole                  66200              3300
D National Semiconductor         COM              637640103     1777    70200
SH       Sole                  66800              3400
D Newmont Mining Corp.           COM              651639106     2633   132500
SH       Sole                 126700              5800
D Novell, Inc.                   COM              670006105     1815    68500
SH       Sole                  65700              2800
D Oracle Systems                 COM              68389X105     2202    59300
SH       Sole                  56800              2500
D PRI Automation Inc.            COM              69357H106     1051    29000
SH       Sole                  27600              1400
D QLogic Corp.                   COM              747277101     2442    18500
SH       Sole                  17800               700
D Qualcomm Corp.                 COM              747525103     2640    18400
SH       Sole                  17600               800
D Rambus Inc.                    COM              750917106     1770    19200
SH       Sole                  18400               800
D Rowan Cos. Inc.                COM              779382100     1984   107600
SH       Sole                 103100              4500
D STMicroelectronics NV          COM              861012102     1693    24400
SH       Sole                  23200              1200
D Santa Fe Int'l Corp.           COM              G7805C108     1805    78500
SH       Sole                  75000              3500
D Schlumberger                   COM              806857108     1942    30500
SH       Sole                  29300              1200
D Siebel Systems Inc.            COM              826170102     2341    35300
SH       Sole                  33600              1700
D Tellabs                        COM              879664100     2135    31600
SH       Sole                  30300              1300
D Teradyne Inc.                  COM              880770102     2389    33300
SH       Sole                  31900              1400
D Terayon Communication Systems  COM              880775101     1212    21700
SH       Sole                  20600              1100
D Texas Instruments              COM              882508104     2015    13900
SH       Sole                  13300               600
D TranSwitch Corp.               COM              894065101     1788    37750
SH       Sole                  36150              1600
D Tyco International             COM              902124106     2511    26500
SH       Sole                  25400              1100
D Uniphase Corp.                 COM              909149106     1859    11200
SH       Sole                  10700               500
D VISX Inc.                      COM              92844S105     2471    31200
SH       Sole                  29800              1400
D Verity Inc.                    COM              92343C106     1284    23700
SH       Sole                  22500              1200
D Viatel Inc.                    COM              925529208     1162    20700
SH       Sole                  19700              1000
D Waters Corporation             COM              941848103     1551    29200
SH       Sole                  29200
D Weatherford Int'l Inc.         COM              947074100     1835    50100
SH       Sole                  48000              2100